Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
Gross deferred tax assets:
Net operating loss carryforwards	$ 339,831	$ 224,619
Accrued expenses and allowances	48,455	15,691
Inventory reserves	528	5,612
Alternative minimum tax credit and research and development credit	101	140
Deferred subscriber income	15	9,615
Valuation allowance		(58,660)
Deferred Tax Assets, Net of Valuation Allowance, Total	388,930	197,017
Gross deferred tax liabilities:
Deferred subscriber contract costs	(379,184)	(197,244)
Purchased intangibles	(28,744)
Prepaid expenses and depreciation	(107)	(212)
Deferred Tax Liabilities, Net	(408,035)	(197,456)
Net deferred tax liability	$ (19,105)	$ (439)